RELATED PARTIES (Schedule of Research and Development Services and Administrative Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses derived by the Cost Allocation Agreement:
Rent (included in depreciation and interest with respect to right of use)	$ 260	$ 168	$ 96
Aspire Group [Member]
Disclosure of transactions between related parties [line items]
Revenues generated from the Transition Services Agreement	1,617	2,430	4,099
Expenses derived by the Cost Allocation Agreement:
Labor (included in general and administrative expenses)	251	66	68
Rent (included in depreciation and interest with respect to right of use)	1,198	1,064	1,047
Other (included in general and administrative expenses)	230	160	177
Total expenses	$ 1,679	$ 1,290	$ 1,292